PROPERTY, PLANT AND EQUIPMENT - Impairment (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Land, buildings and construction
PROPERTY, PLANT AND EQUIPMENT
Carrying value of impaired assets	R$ 345,087	R$ 124,761
Machines, equipment, and installations
PROPERTY, PLANT AND EQUIPMENT
Carrying value of impaired assets	710,476	504,287
Property, plant and equipment under construction
PROPERTY, PLANT AND EQUIPMENT
Carrying value of impaired assets	R$ 543,726	R$ 543,726